Associated companies (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Balance sheet value	$ 8,352	$ 15,370
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Balance sheet value	8,195	8,121
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Balance sheet value		7,020
Others
Disclosure of associates [line items]
Balance sheet value	$ 157	$ 229